STATEMENTS OF OPERATIONS (Parenthetical)	Oct. 31, 2013	Dec. 14, 2012	Nov. 30, 2012	Oct. 31, 2012	Oct. 31, 2013 Common Class A [Member]	Apr. 30, 2013 Common Class A [Member]	Oct. 31, 2012 Common Class A [Member]	Mar. 18, 2013 Common Class A [Member] IPO [Member]
Common Stock, Shares, Outstanding	0			1,090,000	1,636,000	1,636,000	0	90,000
Capital Units, Outstanding		272,500	75,000